Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand		$ 48,443	$ 172,471	$ 89,189
Cash and cash equivalents		48,443	172,471	89,189	$ 44,631
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year		(162,791)	(220,242)	(142,521)
Adjustments for:
Income tax benefit recognized in profit or loss		(6,947)	(9,412)	(5,926)
Net loss of disposal of non-current assets		3
Write off of Property Plant and Equipment		50
Depreciation of non-current assets		7	19	17
Depreciation of right-of-use assets		84	84	84
Interest expense on DFA* (includes amounts to related parties $32,793 (2024: $24,699, 2023: $13,462))	[1]	46,457	30,263	13,462
Gain on remeasurement of financial liability - DFA		0	(387)	(12,302)
Fair value (gain)/loss on Investor options		(28,283)	11,224	0
Share-based payments expense		6,128	5,085	5,835
Net foreign exchange differences		1,334	107	489
Adjustments to reconcile profit (loss)		18,833	36,983	1,659
Changes in:
Payables		(29,517)	19,503	7,297
Receivables		1,007	(790)	379
Prepayments		3,614	(1,675)	6,142
Provisions		112	266	137
Net cash flows used in operating activities before tax		(168,742)	(165,955)	(126,907)
R&D tax incentive received		10,398	5,926	6,299
Current US tax paid		(300)	(986)
Net cash flows used in operating activities		$ (158,644)	$ (161,015)	$ (120,608)

[1]	Development Funding Agreement ("DFA")